Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2018
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

	December 31, 2018	December 31, 2017
Balance, beginning of year	$272,974	$308,462
Capital expenditures	10,567	7,118
Corporate acquisition (note 4)	97,858	—
Property acquisitions	514	—
Divestitures	(1,021)	(1,276)
Exploration and evaluation expense	(21,729)	(8,253)
Transfers to oil and gas properties (Note 7)	(13,866)	(20,198)
Foreign currency translation	13,638	(12,879)
Balance, end of year	$358,935	$272,974

At December 31, 2018 the Company identified indicators of impairment for the exploration and evaluation assets within the Conventional CGU. The estimated recoverable amount exceeded the carrying value of the of the exploration and evaluation assets in the Conventional CGU and no impairment was recorded. There were no indicators of impairment for exploration and evaluation assets in the remaining CGUs at December 31, 2018.

At December 31, 2017, there were no indicators of impairment for the Company's exploration and evaluation assets.